Document and Entity Information	Feb. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2021
Entity Registrant Name	PREMIER FINANCIAL BANCORP, INC.
Entity Incorporation, State or Country Code	KY
Entity File Number	000-20908
Entity Tax Identification Number	61-1206757
Entity Address, Address Line One	2883 5th Avenue
Entity Address, City or Town	Huntington
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	25702
City Area Code	304
Local Phone Number	525-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000887919
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PFBI
Security Exchange Name	NASDAQ